Liability under insurance contracts (Tables)	12 Months Ended
Dec. 31, 2019
Insurance liabilities [Abstract]
Insurance liabilities
(a)	Insurance liabilities as of December 31, 2018 and 2019 are as follows:

	2018		2019
Policy reserve	~~W~~	26,211,044	52,086,132
Policyholder’s equity adjustment		7,838	77,285

	~~W~~	26,218,882	52,163,417

Policy reserve
(b)	Policy reserve as of December 31, 2018 and 2019 are as follows:

	2018		2019
Interest rate linked	~~W~~	17,328,353	30,058,020
Fixed interest rate		8,882,691	22,028,112

	~~W~~	26,211,044	52,086,132

The details of policy reserves
(c)	The details of policy reserves as of December 31, 2018 and 2019 are as follows:

	2018
	Individual insurance					Group insurance
	Pure endowment		Death	Endowment	Subtotal	Pure protection	Savings	Subtotal	Total
Premium reserve	~~W~~	5,729,045	11,722,964	7,482,084	24,934,093	24,422	58	24,480	24,958,573
Guarantee reserve		10,148	64,978	124	75,250	—	—	—	75,250
Unearned premium reserve		3	301	—	304	506	—	506	810
Reserve for outstanding claims		99,676	837,317	185,328	1,122,321	18,089	—	18,089	1,140,410
Interest rate difference guarantee reserve		2,068	148	11	2,227	—	—	—	2,227
Mortality gains reserve		7,026	4,741	176	11,943	3	—	3	11,946
Interest gains reserve		18,662	254	19	18,935	—	—	—	18,935
Long term duration dividend reserve		52	9	1	62	—	—	—	62
Reserve for policyholder’s profit dividend		1,773	—	—	1,773	—	—	—	1,773
Reserve for losses on dividend insurance contract		1,058	—	—	1,058	—	—	—	1,058

	~~W~~	5,869,511	12,630,712	7,667,743	26,167,966	43,020	58	43,078	26,211,044

	2019
	Individual insurance					Group insurance
	Pure endowment		Death	Endowment	Subtotal	Pure protection	Savings	Subtotal	Total
Premium reserve	~~W~~	14,668,777	24,979,936	10,443,287	50,092,000	21,912	60	21,972	50,113,972
Guarantee reserve		29,400	249,845	744	279,989	—	—	—	279,989
Unearned premium reserve		2	945	—	947	291	—	291	1,238
Reserve for outstanding claims		212,641	1,084,472	233,259	1,530,372	16,858	—	16,858	1,547,230
Interest rate difference guarantee reserve		2,158	149	10	2,317	—	—	—	2,317
Mortality gains reserve		8,945	42,173	153	51,271	2	—	2	51,273
Interest gains reserve		24,486	267	17	24,770	—	—	—	24,770
Expense gains reserve		6,211	9,434	1	15,646	—	—	—	15,646
Long term duration dividend reserve		31,202	15,388	13	46,603	—	—	—	46,603
Reserve for policyholder’s profit dividend		2,268	—	—	2,268	—	—	—	2,268
Reserve for losses on dividend insurance contract		826	—	—	826	—	—	—	826

	~~W~~	14,986,916	26,382,609	10,677,484	52,047,009	39,063	60	39,123	52,086,132

Reinsurance credit risk

(d)	Reinsurance credit risk as of December 31, 2018 and 2019 are as follows:

	2018			2019
	Reinsurance assets		Reinsurance account receivable	Reinsurance assets	Reinsurance account receivable
AAA	~~W~~	—	—	11,477	18,192
AA- to AA+		2,451	4,416	34,498	46,302
A- to A+		1,622	3,598	2,287	4,113

	~~W~~	4,073	8,014	48,262	68,607

Income or expenses on insurance
(e)	Income or expenses on insurance for the years ended December 31, 2017, 2018 and 2019 are as follows:

	2017		2018	2019
Insurance income:
Premium income	~~W~~	4,550,277	4,348,745	7,386,854
Reinsurance income		10,532	15,222	146,564
Separate account income		38,999	34,771	36,007

		4,599,808	4,398,738	7,569,425

Insurance expenses:
Claims paid		2,213,285	2,549,147	5,436,069
Reinsurance premium expenses		13,220	18,482	165,979
Provision for policy reserves (*)		2,147,139	1,694,716	1,724,816
Separate account expenses		38,999	34,770	36,007
Discount charge		632	669	657
Acquisition costs		543,752	454,479	805,508
Collection expenses		15,716	16,046	19,049
Deferred acquisition costs		(336,851)	(283,665)	(495,534)
Amortization of deferred acquisition costs		423,955	385,793	373,800

		5,059,847	4,870,437	8,066,351

Net loss on insurance	~~W~~	(460,039)	(471,699)	(496,926)

(*)

Interest expenses on savings insurance contracts are included. (Accumulated ~~W~~ 960,927 million as of December 31, 2017, accumulated ~~W~~964,816 million as of December 31, 2018 and accumulated ~~W~~1,907,954 million as of December 31, 2019)

Maturity of premium reserve
(f)	Maturity of premium reserve as of December 31, 2018 and 2019 are as follows:

	2018
	Less than 1 year		1 ~ 3 years	3 ~ 7 years	7 ~ 10 years	10 ~ 20 years	More than 20 years	Total
Fixed interest rate	~~W~~	111,102	247,619	741,222	502,572	1,288,815	5,284,548	8,175,878
Interest rate linked		195,843	922,832	1,247,871	343,562	1,500,893	12,571,694	16,782,695

Ending balance	~~W~~	306,945	1,170,451	1,989,093	846,134	2,789,708	17,856,242	24,958,573

	2019
	Less than 1 year		1 ~ 3 years	3 ~ 7 years	7 ~ 10 years	10 ~ 20 years	More than 20 years	Total
Fixed interest rate	~~W~~	845,304	2,079,125	2,118,652	941,413	2,236,313	20,732,908	28,953,715
Interest rate linked		213,892	329,647	1,032,366	572,153	2,058,859	16,953,340	21,160,257

Ending balance	~~W~~	1,059,196	2,408,772	3,151,018	1,513,566	4,295,172	37,686,248	50,113,972

The result of liability adequacy test
(g)	Liability adequacy test, LAT – Shinhan Life Insurance Co., Ltd.

iv)	The result of liability adequacy test as of December 31, 2018 and 2019 are as follows:

	2018
	Provisions for test		LAT base (*)	Premium loss (surplus)
Participating:
Fixed interest	~~W~~	589,618	1,322,481	732,863
Variable interest		859,858	939,791	79,933

		1,449,476	2,262,272	812,796

Non- Participating:
Fixed interest		6,009,771	2,822,160	(3,187,611)
Variable interest		14,149,581	12,037,953	(2,111,628)

		20,159,352	14,860,113	(5,299,239)

	~~W~~	21,608,828	17,122,385	(4,486,443)

(*)	It is recalculated in accordance with the revised discount rate calculation rules for the year December 31, 2019.

	2019
	Provisions for test		LAT base	Premium loss (surplus)
Participating:
Fixed interest	~~W~~	595,317	1,248,489	653,172
Variable interest		900,378	1,002,149	101,771

		1,495,695	2,250,638	754,943

Non- Participating:
Fixed interest		6,608,221	3,079,715	(3,528,506)
Variable interest		14,563,065	12,340,762	(2,222,303)

		21,171,286	15,420,477	(5,750,809)

	~~W~~	22,666,981	17,671,115	(4,995,866)

(h)	Liability adequacy test, LAT – Orange Life Insurance Co., Ltd.

iv)	The result of liability adequacy test as of December 31, 2019 are as follows:

	2019
	Provisions for test		LAT base	Premium loss (surplus)
Participating:
Fixed interest	~~W~~	716,607	644,715	(71,892)
Variable interest		1,134,245	1,541,967	407,722

		1,850,852	2,186,682	335,830

Non- Participating:
Fixed interest		9,296,542	4,629,266	(4,667,276)
Variable interest		9,236,731	8,635,022	(601,709)
Variable type (*)		(268,818)	(1,882,573)	(1,613,755)

		18,264,455	11,381,715	(6,882,740)

	~~W~~	20,115,307	13,568,397	(6,546,910)

(*)	Variable type refers to a variable insurance.

Sensitivity analysis, LAT
(g)	Liability adequacy test, LAT – Shinhan Life Insurance Co., Ltd.

v)	Sensitivity analysis as of December 31, 2018 and 2019 are as follows:

	LAT fluctuation
	2018 (*)		2019
Discount rate increased by 0.5%	~~W~~	(1,610,988)	(1,582,746)
Discount rate decreased by 0.5%		1,938,357	1,906,134
Operating expense increased by 10%		229,339	292,246
Mortality rate increased by 10%		837,453	873,184
Mortality rate increased by 5%		420,774	438,685
Surrender ratio increased by 10%		291,806	373,062

(*)	It is recalculated in accordance with the revised discount rate calculation rules for the year December 31, 2019.

(h)	Liability adequacy test, LAT – Orange Life Insurance Co., Ltd.

v)	Sensitivity analysis as of December 31, 2019 is as follows:

	LAT fluctuation
	2019
Discount rate increased by 0.5%	~~W~~	(1,203,136)
Discount rate decreased by 0.5%	1,686,867
Operating expense increased by 10%	245,181
Mortality rate increased by 10%	877,624
Mortality rate increased by 5%	440,025
Surrender ratio increased by 10%	421,767